Investments in associates and joint arrangements	6 Months Ended
Sep. 30, 2018
Investments in associates and joint arrangements
Investments in associates and joint arrangements	9 Investment in associates and joint arrangements

	30 September	31 March
	2018	2018
	€m	€m
Investment in joint ventures	3,854	2,097
Investment in associates	428	441
	4,282	2,538